INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2017
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	2016	2017
	December 31	June 30
	RMB	RMB
Trademark	3,071,480	3,260,160
Computer software	24,964,233	30,952,311
Less: accumulated amortization	(7,738,986)	(10,801,673)
Intangible assets, net	20,296,727	23,410,798